Cash and cash equivalents (Schedule of Cash and Cash Equivalents) (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($) [1]	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)	[1]	Dec. 31, 2021 ILS (₪)	Dec. 31, 2020 ILS (₪)
Disclosure of financial assets [line items]
Cash in bank	₪ 10,593	$ 2,921	₪ 18,546
Short-term bank deposits	126,873	34,980	132,061
Cash and cash equivalents	₪ 137,466	$ 37,901	₪ 150,607	$ 41,523		₪ 195,718	₪ 201,822

[1]	Convenience Translation into US Dollars.